Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Line of Business Financial Performance
TABLE 25 LINE OF BUSINESS FINANCIAL PERFORMANCE

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2015	2014	Percent Change	2015	2014	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,034	$2,030	.2%	$4,617	$4,717	(2.1)%
Noninterest income	890	965	(7.8)	2,497	2,601	(4.0)
Securities gains (losses), net	–	–	–	–	–	–
Total net revenue	2,924	2,995	(2.4)	7,114	7,318	(2.8)
Noninterest expense	1,295	1,224	5.8	4,818	4,552	5.8
Other intangibles	4	4	–	40	40	–
Total noninterest expense	1,299	1,228	5.8	4,858	4,592	5.8
Income before provision and income taxes	1,625	1,767	(8.0)	2,256	2,726	(17.2)
Provision for credit losses	235	51	*	127	393	(67.7)
Income before income taxes	1,390	1,716	(19.0)	2,129	2,333	(8.7)
Income taxes and taxable-equivalent adjustment	506	624	(18.9)	775	850	(8.8)
Net income	884	1,092	(19.0)	1,354	1,483	(8.7)
Net (income) loss attributable to noncontrolling interests	–	–	–	–	–	–
Net income attributable to U.S. Bancorp	$884	$1,092	(19.0)	$1,354	$1,483	(8.7)
Average Balance Sheet
Commercial	$64,369	$57,864	11.2%	$10,051	$9,070	10.8%
Commercial real estate	19,415	18,452	5.2	19,006	18,825	1.0
Residential mortgages	8	12	(33.3)	50,007	50,405	(.8)
Credit card	–	–	–	–	–	–
Other retail	2	4	(50.0)	46,964	46,220	1.6
Total loans, excluding covered loans	83,794	76,332	9.8	126,028	124,520	1.2
Covered loans	–	190	*	4,934	5,780	(14.6)
Total loans	83,794	76,522	9.5	130,962	130,300	.5
Goodwill	1,647	1,627	1.2	3,682	3,603	2.2
Other intangible assets	20	21	(4.8)	2,594	2,674	(3.0)
Assets	92,205	83,787	10.0	147,832	144,137	2.6
Noninterest-bearing deposits	36,018	32,302	11.5	26,137	23,743	10.1
Interest checking	7,436	10,557	(29.6)	39,957	36,222	10.3
Savings products	28,047	18,321	53.1	53,813	49,974	7.7
Time deposits	15,025	18,140	(17.2)	15,829	17,951	(11.8)
Total deposits	86,526	79,320	9.1	135,736	127,890	6.1
Total U.S. Bancorp shareholders’ equity	8,251	7,568	9.0	10,953	11,484	(4.6)
*	Not meaningful

Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2015	2014	Percent Change	2015	2014	Percent Change	2015	2014	Percent Change	2015	2014	Percent Change

$386	$383	.8%	$1,930	$1,749	10.3%	$2,247	$2,118	6.1%	$11,214	$10,997	2.0%
1,466	1,396	5.0	3,371	3,292	2.4	868	907	(4.3)	9,092	9,161	(.8)
–	–	–	–	–	–	–	3	*	–	3	*
1,852	1,779	4.1	5,301	5,041	5.2	3,115	3,028	2.9	20,306	20,161	.7
1,420	1,343	5.7	2,540	2,310	10.0	684	1,087	(37.1)	10,757	10,516	2.3
28	33	(15.2)	102	122	(16.4)	–	–	–	174	199	(12.6)
1,448	1,376	5.2	2,642	2,432	8.6	684	1,087	(37.1)	10,931	10,715	2.0
404	403	.2	2,659	2,609	1.9	2,431	1,941	25.2	9,375	9,446	(.8)
–	9	*	787	766	2.7	(17)	10	*	1,132	1,229	(7.9)
404	394	2.5	1,872	1,843	1.6	2,448	1,931	26.8	8,243	8,217	.3
147	143	2.8	681	670	1.6	201	22	*	2,310	2,309	–
257	251	2.4	1,191	1,173	1.5	2,247	1,909	17.7	5,933	5,908	.4
–	–	–	(31)	(35)	11.4	(23)	(22)	(4.5)	(54)	(57)	5.3
$257	$251	2.4	$1,160	$1,138	1.9	$2,224	$1,887	17.9	$5,879	$5,851	.5

$2,321	$1,964	18.2%	$7,059	$6,542	7.9%	$283	$294	(3.7)%	$84,083	$75,734	11.0%
571	602	(5.1)	–	–	–	3,423	2,713	26.2	42,415	40,592	4.5
1,816	1,392	30.5	–	–	–	9	9	–	51,840	51,818	–
–	–	–	18,057	17,635	2.4	–	–	–	18,057	17,635	2.4
1,517	1,457	4.1	596	672	(11.3)	–	–	–	49,079	48,353	1.5
6,225	5,415	15.0	25,712	24,849	3.5	3,715	3,016	23.2	245,474	234,132	4.8
1	5	(80.0)	–	5	*	50	1,580	(96.8)	4,985	7,560	(34.1)
6,226	5,420	14.9	25,712	24,854	3.5	3,765	4,596	(18.1)	250,459	241,692	3.6
1,567	1,568	(.1)	2,474	2,514	(1.6)	–	–	–	9,370	9,312	.6
126	159	(20.8)	411	484	(15.1)	–	–	–	3,151	3,338	(5.6)
9,178	8,500	8.0	31,796	31,097	2.2	127,854	112,483	13.7	408,865	380,004	7.6
14,469	15,157	(4.5)	879	740	18.8	1,700	1,513	12.4	79,203	73,455	7.8
7,944	5,877	35.2	605	555	9.0	32	37	(13.5)	55,974	53,248	5.1
33,984	29,361	15.7	91	78	16.7	481	439	9.6	116,416	98,173	18.6
3,344	3,901	(14.3)	–	–	–	1,360	1,772	(23.3)	35,558	41,764	(14.9)
59,741	54,296	10.0	1,575	1,373	14.7	3,573	3,761	(5.0)	287,151	266,640	7.7
2,308	2,284	1.1	5,868	5,697	3.0	17,433	15,804	10.3	44,813	42,837	4.6